Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total original costs	$ 74,535	$ 26,036
Less: Accumulated depreciation	(12,801)	(18,638)
Less: Accumulated impairment		(2)
Sub-total	61,734	7,396
Construction in progress		50,261
Total	61,734	57,657
Servers and network equipment
Property and equipment, net
Total original costs	15,065	15,522
Computer equipment
Property and equipment, net
Total original costs	1,624	1,737
Furniture, fixtures and office equipment
Property and equipment, net
Total original costs	790	857
Motor vehicles
Property and equipment, net
Total original costs	449	492
Building decoration and leasehold improvements (note)
Property and equipment, net
Total original costs	8,705	$ 7,428
Office building(note)
Property and equipment, net
Total original costs	$ 47,902